CENTER COAST MLP FOCUS FUND
A series of the Investment Managers Series Trust

Supplement Dated December 30, 2013
To the Prospectus and Statement of Additional Information Dated April 1, 2013

Please file this Supplement with your records.

Effective January 1, 2014, the following replaces the section entitled “Fees and Expenses of the Fund” in the Fund’s Prospectus:

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in A Shares of the Fund.  More information about these fees and other discounts is available from your financial professional and in the section titled “Reduced Sales Charges – A Shares” on page 32 of this Prospectus.

Shareholder Fees (fees paid directly from your investment)	A Shares	C Shares	Institutional Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%(1)	None	None
Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase or redemption proceeds)	1.00%(2)	1.00%(3)	None
Wire fee	$20	$20	$20
Overnight check delivery fee	$15	$15	$15
Retirement account fees (annual maintenance and full redemption requests)	$15	$15	$15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	1.00%	1.00%	1.00%
Distribution and service (12b-1) fees	0.25%	1.00%	None
Other expenses (includes shareholder service fee of up to 0.15%)	0.28%	0.28%	0.28%
Deferred Income Tax Expense (4)	2.78%	2.50%	2.87%
Total annual fund operating expenses	4.31%	4.78%	4.15%
Fee waiver and/or expense reimbursements (5)	(0.03%)	(0.03%)	(0.03%)
Total annual fund operating expenses after fee waiver and/or expense reimbursements (5)	4.28%	4.75%	4.12%

1	No initial sales charge is applied to purchases of $1 million or more.
2	A contingent deferred sales charge (“CDSC”) of 1.00% will be charged on certain purchases of $1 million or more that are redeemed in whole or in part within 12 months of purchase.
3	A CDSC of 1.00% will be charged on purchases that are redeemed in whole or in part within 12 months of purchase.
4
Deferred income tax expense represents an estimate of the Fund’s potential tax expense if it were to recognize the unrealized gains in the portfolio, offset by the net tax effect of the investment loss of the Fund and the realized gains on investments.  Additional information on the Fund’s deferred income tax expense can be found in the section entitled “More About the Fund’s Investment Strategies and Risks.”

5
The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes such as deferred income tax expenses, interest, portfolio transaction expenses, and extraordinary expenses) do not exceed 1.50%, 2.25% and 1.25% of average daily net assets of the A Shares, C Shares and Institutional Shares, respectively.  This agreement is in effect until March 31, 2014, and may be terminated by the Trust’s Board of Trustees at any time.  The Fund’s advisor is permitted to seek reimbursement from the Fund of previously waived fees or expenses reimbursed to the Fund for three years from the date such fees were waived or expenses were reimbursed, provided that such reimbursement to the advisor does not cause the Fund to exceed its current expense limit or the expense limit in place at the time of such waiver or reimbursement of Fund expenses.

The following paragraphs replace the section titled “Temporary Defensive Positioning” in the Fund’s Prospectus:

Temporary Defensive Positioning
In the event that market conditions, tactical portfolio trading considerations or other financial or business conditions occur which in the judgment of the Sub-Advisor could result in the longer term impairment of the Fund’s assets with respect to all or a portion of the Fund’s portfolio, the Sub-Advisor may, but is not required to, implement strategies to place the portfolio or individual securities in the portfolio in defensive posture for a period of time (a “temporary defensive period”) until, in the Sub-Advisor’s assessment, such condition or circumstance has abated.

In the case of a perceived impairment with respect to all or a portion of the Fund’s portfolio, the Fund may, without limitation, hold cash or invest its assets in money market instruments and repurchase agreements in respect of those instruments. The money market instruments in which the Fund may invest are obligations of the U.S. government, its agencies or instrumentalities; commercial paper rated A-1 or higher by S&P or Prime-1 by Moody’s; and certificates of deposit and bankers’ acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation. In addition, during temporary defensive periods, the Fund may invest up to 30% of its net asset value in various strategic transactions to hedge the portfolio or individual securities in the portfolio and mitigate risks, including the purchase and sale of put and call options, exchange-traded notes, exchange-traded funds and total return swaps.

The Fund may not achieve its investment objective during a temporary defensive period or be able to sustain its then historical distribution levels. Also higher levels of portfolio turnover may accompany such periods and may result in the Fund’s recognition of gains that will be taxable as ordinary income and may increase the Fund’s current and accumulated earnings and profits, which will result in a greater portion of distributions to Fund shareholders being treated as dividends.

Effective January 1, 2014, the following paragraphs replace the sections titled “Shareholder Servicing Fee” and “Additional Payments to Broker-Dealers and Other Financial Intermediaries” in the Fund’s Prospectus:

Shareholder Servicing Fee
The Fund may pay a fee at an annual rate of up to 0.15% of its average daily net assets to shareholder servicing agents.  Shareholder servicing agents provide administrative and support services to their customers, which may include establishing and maintaining accounts and records relating to shareholders, processing dividend and distribution payments from the Fund on behalf of shareholders, responding to routine inquiries from shareholders concerning their investments, assisting shareholders in changing dividend options, account designations and addresses, and other similar services.

Additional Payments to Broker-Dealers and Other Financial Intermediaries
The Advisor, out of its own resources, and without additional cost to the Fund or its shareholders, may provide additional cash payments to broker-dealers or intermediaries that sell shares of the Fund.  These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary.  The Advisor may pay cash compensation for inclusion of the Fund on a sales list, including a preferred or select sales list, or in other sales programs, or may pay an expense reimbursement in cases where the intermediary provides shareholder services to the Fund’s shareholders.  The Advisor may also pay cash compensation in the form of finder’s fees that vary depending on the dollar amount of the shares sold.

The following paragraph replaces the section titled “Temporary Investments – Defensive Positions” in the Fund’s Statement of Additional Information:

Temporary Investments - Defensive Positions
In the event that market conditions, tactical portfolio trading considerations or other financial or business conditions occur which in the judgment of the Sub-Advisor could result in the long term impairment of the Fund’s assets with respect to all or a portion of the Fund’s portfolio, the Sub-Advisor may, but is not required to, implement strategies to place the portfolio or individual securities in the portfolio in defensive posture for a period of time (a “temporary defensive period”) until, in the Sub-Advisor’s assessment, such condition or circumstance has abated.  In the case of a perceived impairment with respect to all or a portion of the Fund’s portfolio, the Fund may, but is not required to, use various strategic transactions in order to hedge the portfolio or individual securities in the portfolio and mitigate risks with respect to individual MLPs, sub-classes of MLP investments or as to the portfolio taken as a whole. These strategies are limited to a maximum of 30% of the Fund’s net asset value and may be executed through the use of derivative contracts including the purchase and sale of exchange-listed and over-the-counter put and call options on securities and equity and fixed-income indices, and other instruments including exchange-traded funds and exchange-traded notes. The Fund may also engage in short sales and total return swaps with certain counterparties that offer returns based upon the underlying performance of a single security or a basket of securities. The Fund may also enter into other derivative transactions including new techniques, instruments or strategies that are permitted as regulatory changes occur. The following describes these investments in more detail.

Effective January 1, 2014, the following paragraph replaces the section titled “Shareholder Servicing Plan” in the Fund’s Statement of Additional Information:

Shareholder Service Plan
The Board has adopted, on behalf of the Fund, a Shareholder Service Plan (the “Service Plan”) under which the Advisor will provide or arrange for others (such as banks, trust companies, broker-dealers or other financial intermediaries (each, a “Service Organization”)) to provide certain specified shareholder services. As compensation for the provision of shareholder services, the Fund will pay a monthly fee at an annual rate of up to 0.15% of the average daily net asset value of shares owned by clients with whom a Service Organization or the Advisor has a service relationship.  The Fund may pay fees under the Shareholder Service Plan to the Advisor as compensation for providing shareholder services or as reimbursement for arranging for the provision of shareholder services by Service Organizations.  Payments by the Fund under the Shareholder Service Plan may be in addition to any amounts a Service Organization may receive as compensation for distribution or administrative servicing of shares pursuant to the 12b-1 Plan.

CENTER COAST MLP FOCUS FUND
A series of the Investment Managers Series Trust

Supplement Dated December 30, 2013
To the Summary Prospectus Dated April 1, 2013

Please file this Supplement with your records.

Effective January 1, 2014, the following replaces the section entitled “Fees and Expenses of the Fund” in the Fund’s Summary Prospectus:

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in A Shares of the Fund.  More information about these fees and other discounts is available from your financial professional and in the section titled “Reduced Sales Charges – A Shares” on page 32 of the Statutory Prospectus.

Shareholder Fees (fees paid directly from your investment)	A Shares	C Shares	Institutional Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%(1)	None	None
Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase or redemption proceeds)	1.00%(2)	1.00%(3)	None
Wire fee	$20	$20	$20
Overnight check delivery fee	$15	$15	$15
Retirement account fees (annual maintenance and full redemption requests)	$15	$15	$15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	1.00%	1.00%	1.00%
Distribution and service (12b-1) fees	0.25%	1.00%	None
Other expenses (includes shareholder service fee of up to 0.15%)	0.28%	0.28%	0.28%
Deferred Income Tax Expense (4)	2.78%	2.50%	2.87%
Total annual fund operating expenses	4.31%	4.78%	4.15%
Fee waiver and/or expense reimbursements (5)	(0.03%)	(0.03%)	(0.03%)
Total annual fund operating expenses after fee waiver and/or expense reimbursements (5)	4.28%	4.75%	4.12%

1	No initial sales charge is applied to purchases of $1 million or more.
2	A contingent deferred sales charge (“CDSC”) of 1.00% will be charged on certain purchases of $1 million or more that are redeemed in whole or in part within 12 months of purchase.
3	A CDSC of 1.00% will be charged on purchases that are redeemed in whole or in part within 12 months of purchase.
4
Deferred income tax expense represents an estimate of the Fund’s potential tax expense if it were to recognize the unrealized gains in the portfolio, offset by the net tax effect of the investment loss of the Fund and the realized gains on investments.  Additional information on the Fund’s deferred income tax expense can be found in the section entitled “More About the Fund’s Investment Strategies and Risks.”

5
The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes such as deferred income tax expenses, interest, portfolio transaction expenses, and extraordinary expenses) do not exceed 1.50%, 2.25% and 1.25% of average daily net assets of the A Shares, C Shares and Institutional Shares, respectively.  This agreement is in effect until March 31, 2014, and may be terminated by the Trust’s Board of Trustees at any time.  The Fund’s advisor is permitted to seek reimbursement from the Fund of previously waived fees or expenses reimbursed to the Fund for three years from the date such fees were waived or expenses were reimbursed, provided that such reimbursement to the advisor does not cause the Fund to exceed its current expense limit or the expense limit in place at the time of such waiver or reimbursement of Fund expenses.